Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsidiaries and Other Related Parties	The balances and transactions between the Company and its subsidiaries with other related parties are disclosed below:

	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A.	0	2,875
Others	490	1,050

Total as of December 31, 2019	490	3,925

	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A.	—	2,925
Others	490	1,146

Total as of December 31, 2018	490	4,071

Loans agreements have indeterminate terms and do not contain interest clauses.

	Commercial transactions
	Receivables (1)	Payables (1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	0	1,545	1	18,565	0
Refinaria de Petróleo Riograndense S.A.	0	264,602	0	1,019,108	0
ConectCar Soluções de Mobilidade Eletrônica S.A.	739	113	7,385	121	0
LA’7 Participações e Empreend. Imob. Ltda. (a)	0	124	0	0	1,477
Chevron Latin America Marketing LLC	0	0	0	0	0

Total as of December 31, 2019	739	266,384	7,386	1,037,794	1,477

	Commercial transactions
	Receivables (1)	Payables (1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	—	567	6	9,032	—
Refinaria de Petróleo Riograndense S.A.	—	24,630	—	1,008,860	—
ConectCar Soluções de Mobilidade Eletrônica S.A.	1,042	136	3,844	186	—
LA’7 Participações e Empreend. Imob. Ltda. (a)	—	117	—	—	1,469

Total as of December 31, 2018	1,042	25,450	3,850	1,018,078	1,469

	Commercial transactions
	Receivables (1)	Payables (1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	—	1,489	6	18,108	—
Refinaria de Petróleo Riograndense S.A.	—	22,199	—	1,004,030	—
ConectCar Soluções de Mobilidade Eletrônica S.A.	1,067	31	7,239	859	—
LA’7 Participações e Empreend. Imob. Ltda. (a)	—	125	—	—	2,300

Total as of December 31, 2017	1,067	23,844	7,245	1,022,997	2,300

(1)	Included in “domestic trade receivables”, “domestic trade payables” and “domestic trade payables—reverse factoring”, respectively.
(a)	Refers to rental contracts of 15 drugstores owned by LA’7 as of December 31, 2019 and 2018, a company of the former shareholders of Extrafarma that are current shareholders of Ultrapar.

Expenses for Compensation of its Key Executives
The expenses for compensation of its key executives (Company’s directors and executive officers) as shown below:

	2019	2018	2017
Short-term compensation	41,659	36,504	45,477
Stock compensation	9,881	1,407	1,399
Post-employment benefits	2,640	2,278	1,096
Long-term compensation	0	—	(6,459)
Termination benefit	0	905	8,794

Total	54,180	41,094	50,307

Shares Granted
The table below summarizes shares granted to the Company and its subsidiaries’ management:

Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
March 13, 2017	200,000	2022 to 2024	34.00	9,378	(4,513)	4,865
March 4, 2016	380,000	2021 to 2023	32.72	17,147	(11,164)	5,983
December 10, 2014	533,324	2019 to 2021	25.32	27,939	(23,967)	3,972
March 5, 2014	111,200	2020 to 2021	26.08	5,999	(5,610)	389
November 7, 2012	—	2019	21.45	16,139	(16,139)	—

	1,224,524			76,602	(61,393)	15,209

Changes of Number of Shares Granted
The table below summarizes the changes of number of shares granted:

Balance on December 31, 2017	2,366,796
Cancellation of granted shares due to termination of executive employment	(433,332)
Shares vested and transferred	(233,336)

Balance on December 31, 2018	1,700,128
Shares vested and transferred	(475,604)

Balance on December 31, 2019	1,224,524

Restricted Stock Program
The table below summarizes the restricted and performance stock programs:

Program	Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
Restricted	October 1, 2017	240,000	2023	38.19	12,642	(4,741)	7,901
Restricted and performance	November 8, 2017	75,876	2020 to 2022	38.19	5,014	(2,850)	2,164
Restricted and performance	April 4, 2018	184,076	2021 to 2023	34.35	12,066	(5,539)	6,527
Restricted	September 19, 2018	160,000	2024	19.58	4,321	(900)	3,421
Restricted	September 24, 2018	80,000	2024	18.40	2,030	(423)	1,607
Restricted and performance	April 3, 2019	558,708	2022 to 2024	23.25	24,096	(4,729)	19,367
Restricted	September 2, 2019	440,000	2025	16.42	10,074	(560)	9,514

		1,738,660			70,243	(19,742)	50,501

Summarized Changes of Number of Restricted and Performance Shares Granted

Balance on December 31, 2017	332,540
Shares granted on April 9, 2018	207,184
Shares granted on September 19, 2018	160,000
Shares granted on September 24, 2018	80,000
Cancellation of granted shares due to termination of executive employment	(39,772)

Balance on December 31, 2018	739,952
Shares granted on April, 3, 2019	567,876
Shares granted on September 2, 2019	440,000
Cancellation of granted shares due to termination of executive employment	(9,168)

Balance on December 31, 2019	1,738,660